EQUITY - Remuneration to Shareholders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Minimum mandatory dividend (as a percent)	25.00%
Compulsory Dividend 2018
Net income for the year	R$ 10,697,124	R$ 13,262,378	R$ (1,763,805)
Legal reserve (5% of net income)	(534,856)	(663,119)
Implementation of revaluation reserve		22,434
Unclaimed remuneration to Shareholders -Prescribed		362
Compulsory Dividend	(2,540,567)	(3,155,514)
Dividends to be paid in full in 2018
Compulsory Dividend	2,540,567	3,155,514
Allocation of the residual result for the year
Adjustment of IFRS 9 and 15	(157,205)	2,525,081
Adjustment of investees		5,721
Retained earnings to be allocated	7,464,496	11,997,342
Constitution of a statutory reserve for investments (50% of the net income)	(5,348,562)	(6,631,189)
Constitution of a statutory reserve for studies and projects (1% of the net income)	(106,971)	(132,624)
Constitution of a profit retention reserve (Article 196, LSA)	R$ (2,008,963)	R$ (5,233,529)
Class A
EQUITY
Minimum Remuneration For Preferred Shares, Percentage	8.00%	8.00%
Class B
EQUITY
Minimum Remuneration For Preferred Shares, Percentage		6.00%